IBOR Transition	6 Months Ended
Jun. 30, 2021
IBOR Transition [Abstract]
IBOR Transition [Text Block]
Interest rate benchmark reform
In recent years, transactions in the unsecured short-term financing market, which IBOR interest rate benchmarks seek to measure, have significantly reduced. As a result, IBOR reform projects have been initiated under the leadership of the Financial Stability Board (FSB) and central bank working groups, which aim to create alternative and robust benchmark interest rates or so-called risk-free rates (“RFRs”).
Some reforms are already effective while others are still to be implemented or are under consideration. In 2019, EURIBOR was reformed to comply with the EU financial benchmarks regulation and continues to be available. Effective October 2, 2019, the administrator of EONIA has changed the way it calculates EONIA, so that it is now based on the “€STR” euro short-term rate €STR. EONIA will cease to exist from January 3, 2022. In addition, on July 27, 2020 the discounting methodology of Euro denominated interest rate derivatives centrally cleared through LCH, EUREX and CME changed from EONIA to €STR. This change in discounting methodology impacted the fair value of the derivatives and was offset with a compensating cash payment or receipt so there was no value transfer or impact to the Group’s consolidated income statement. A similar change for USD denominated interest rate derivatives centrally cleared changed its discounting from Federal Funds Rate to SOFR occurred on October 19, 2020. The change in discounting to SOFR did not have a material impact to the Group’s consolidated income statement. In December 2020, the administrator of LIBOR consulted on its intention to cease publication of GBP, CHF, JPY, EUR and certain USD settings after December 31, 2021, and additionally, to cease publication of the remaining USD LIBOR settings after June 30, 2023. On March 5, 2021, the Financial Conduct Authority (FCA) announced, in line with the administrator’s earlier consultation, that most CHF, GBP, JPY and EUR LIBOR benchmarks, and some USD LIBOR benchmarks, would cease publication at the end of 2021. Three JPY LIBOR and three GBP LIBOR benchmarks will continue in ‘synthetic’ form for limited periods after 2021 but in such form will be non-representative of the market and unavailable for use in new products. The remaining USD LIBOR benchmarks will continue to be published until the end of June 2023, with a decision about whether to continue any of them in ‘synthetic’ and thus non-representative form to be taken closer to that date.
The following table shows the notional values of financial instruments, external to the Group, which reference IBORs where it is expected that there will no longer be a requirement to quote IBOR rates. The table includes those financial instruments with a maturity date that extends past the date when the requirement to submit quotes is expected to end. For the IBOR rates disclosed below, the financial instruments maturity is past December 31, 2021, except for USD LIBOR referenced contracts with tenors other than 1-week or 2-months where the date is for those maturing after June 30, 2023.
	Jun 30,2021
in € m.	USD IBOR	GBP IBOR	CHF IBOR	JPY IBOR	EONIA	Other IBORs	Multiple basis[1]
Non-Derivative Financial assets:
Bonds (floating rate notes)	394	-	-	-	-	-	-
Securitizations	80	16	-	-	-	-	-
Syndicated Loans	24,739	3,702	907	39	-	365	-
Repurchase agreements / Other Secured Lending	286	-	-	-	-	-	-
Loans / Advances (Total Limit)	10,223	3,513	168	150	1,279	454	-
Retail / Commercial Mortgages	293	-	-	53	-	-	-
Other	998	143	-	-	-	-	-
Derivative Financial assets: [2]
Interest Rate Derivatives – Exchange Traded	15,987	81,621	2,396	-	-	-	-
Interest Rate Derivatives – OTC	1,561,120	740,229	71,273	499,656	286,856	34,061	5
Other OTC Derivatives	188,453	6,163	1,562	854	-	47	163,874
Total financial assets	1,802,574	835,387	76,307	500,753	288,135	34,927	163,879

Non-Derivative Financial liabilities:
Bonds (floating rate notes)	6,376	758	-	21	-	-	-
Securitizations	11	8	-	-	-	-	-
Deposits	3,222	0	-	19	21,993	-	-
Other	35	2	-	-	-	-	-
Derivative Financial liabilities: [2]
Interest Rate Derivatives – OTC	1,552,468	762,906	67,577	478,371	300,901	31,696	1
Other OTC Derivatives	182,610	7,729	2,614	5,431	139	71	160,427
Total financial liabilities	1,744,722	771,403	70,191	483,843	323,033	31,767	160,428

Off-balance sheet:
Loan Commitments	57,369	3,025	682	201	4	18,436	-
Other Commitments	10	-	-	-	-	-	-
Financial Guarantees	-	-	-	-	-	-	-
Total off-balance sheet	57,380	3,025	682	201	4	18,436	-

[1] Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).
[2] The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.